Decommissioning Liabilities (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Aug. 31, 2026	Dec. 31, 2025
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 489.8	$ 2.7	$ 342.8
Discount rate	10.00%		10.00%
Inflation rate	2.00%		2.00%
Credit-adjusted discount rate, percentage	1.00%
Decommissioning Liabilities [Member]
Decommissioning Liabilities [Line Items]
Decommissioning liabilities (in Dollars)	$ 5.1